Summary of critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2022
Disclosure Of Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Abstract]
Summary of critical accounting judgments and key sources of estimation uncertainty
4. Summary of critical accounting judgments and key sources of estimation uncertainty
The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, expenses and related disclosures. The estimates and underlying assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below.
4.1 Critical judgments in applying accounting policies
Collaboration and license agreement with Acer
In March 2021, Relief and Acer Therapeutics Inc. (“Acer”) entered into a collaboration and license agreement for worldwide development and commercialization of
ACER-001.

The management assessed the payment of USD 15 million (CHF 13.7 million) made in 2021, comprised of USD 14 million as initial payment due upon signing of the agreement plus USD 1 million paid in exchange of an exclusivity period to negotiate the agreement, is in substance the acquisition cost of the development project. Hence, the license and the price paid for its acquisition met the requirements of an intangible asset and were capitalized as an intangible asset.
The USD 20 million upfront development payments paid by Relief to Acer in 2021 and 2022 for further development activities did not meet the capitalization criteria for intangible assets. Hence, they were recognized as a prepayment in the balance sheet upon payment and released to the income statement over the period of the development activity as incurred. Development expenses occurred under the collaboration agreement, which were incurred by Acer and subsequently reported to Relief, were recorded as external research and development expenses. As of December 31, 2022, the entirety of the upfront development payments has been consumed and expensed.
With regards to the possible future milestone payments, the Group, in accordance with industry practice, is following the cost accumulation approach. Hence, the milestone payments are not considered on initial recognition of the asset but will be added to the cost of the asset if and when incurred.
Revenue recognition
Revenue is primarily from fees related to license fees, royalties and product sales. Given the complexity of certain agreements, judgment is required to identify distinct performance obligations, allocate the transaction price to these performance obligations and determine when the performance obligations are met.
Going concern
These consolidated financial statements have been prepared assuming the Group will continue as a going concern which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business.
Since its inception, the Group has primarily relied on external financing to fund its cash needs and has experienced recurring losses since its inception. The Group expects to continue to generate operating losses for the foreseeable future. As of December 31, 2022, the Group had CHF 19.2 million cash on hand, which, based on liquidity forecasts and development plans, is expected to cover cash needs only until the third quarter of 2023. These factors indicate that there is a material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern for one year from the date of issuance of these consolidated financial statements.
The Group’s viability depends on its ability to raise additional capital until it generates positive cash flows to support its operations. The Group may never achieve sustainable profitability and is exposed to all the risks inherent in establishing a business. Management continues to explore options to obtain additional funding, including public or private financing, or license and collaboration agreements. However, there can be no assurance that capital will be available in sufficient amounts or on terms acceptable to the Group. If Relief is unable to obtain the required funding, it will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects or result in the Group’s inability to continue operations.
4.2 Key sources of estimation uncertainty
2021 business combinations
The allocation of the purchase price for business acquisitions to the identifiable assets acquired and liabilities assumed based on their respective fair values requires the use of accounting estimates and judgment. Acquired intangible assets were valued using valuation models under which fair values were derived from future net cash flows, which were discounted to the acquisition date using an appropriate discount factor. Relief estimated fair values of assets acquired, liabilities assumed, and contingent considerations based on various assumptions all subject to significant judgment.
To determine the value in use, the estimated future cash flows are discounted on a pre-tax
basis and require the use of various assumptions (such as growth rate, discount rate and budgeted margins) all subject to significant judgment. The weighted average cost of capital is used to determine the applicable pre-tax
discount rate. Further details regarding the valuation methods used and the key assumptions and judgments made in relation to intangible assets and goodwill acquired in the business combinations are provided in note 8.

Assessment of contingent liabilities
IFRS 3 requires the recognition of contingent considerations arising from business combinations at fair value at the acquisition date. The fair value of the contingent consideration is estimated based on management’s assessment of the likelihood of the contingency occurring and the amount of payment that would be required if the contingency were to occur.
Contingent considerations are subsequently remeasured to fair value at the end of each reporting period. The estimation of the fair value requires the use of estimates and assumptions that are subject to significant judgment, as further detailed in note 18.
Valuation and impairment of intangible assets
Determining whether intangible assets and goodwill are impaired requires management to estimate the recoverable value of the cash-generating unit to which the intangible assets are attributable. If the recoverable value of the cash-generating unit is lower than the carrying amount of the cash-generating unit to which the intangible assets have been allocated, an impairment allowance is recorded. Changes to the assumptions may result in additional impairment losses or impairment reversals in subsequent periods.
Share-based compensation
The fair values of the options at the grant date are assessed using the Black-Scholes valuation model and are spread over the applicable vesting period of each option. The amount recognized as an expense in the income statement represents the value of the services received during the reporting period in exchange for the options granted.
The fair value of the options granted is estimated at the grant date based on the Black-Scholes valuation model. The main inputs subject to estimation used in the model are the expected life of each option and the volatility of the underlying share.
Deferred income tax assets
The recoverability of deferred income tax assets is assessed based on management’s judgment, taking into consideration the Group’s forecasted future taxable profits that are subject to uncertainty. Deferred income tax assets are recognized only to the extent that it is probable that taxable profits will be available against which the deductible temporary differences and carried forward losses can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. The assessment of the recoverability of deferred tax assets requires significant judgment and involves the use of assumptions and estimates regarding future taxable profits. The Group considers all available positive and negative evidence when assessing the recoverability of deferred tax assets, including historical profitability, future plans, and reasonable and supportable forecasts of future taxable profits.
Defined benefit obligation
A retirement benefit obligation for personnel is recognized based on various financial and actuarial assumptions. The key assumptions used to assess these obligations are the discount rate, future salary increases, future pension increases, and the probability of the employee reaching retirement. An actuarial expert performed the calculations, and the principal assumptions used are summarized in note 17.